Note 22 - Subsequent Events (Details) $ / shares in Units, $ in Thousands	Apr. 04, 2016 USD ($)	Feb. 22, 2016 $ / shares shares	Jan. 21, 2016 USD ($) T	Jan. 12, 2016 USD ($) shares	Apr. 21, 2014	Mar. 19, 2014 T	Dec. 31, 2015 $ / shares shares	Dec. 24, 2015 $ / shares	Dec. 31, 2014 $ / shares shares	Jun. 16, 2014 $ / shares	Jun. 11, 2014 shares	Jun. 06, 2014 $ / shares shares
Note 22 - Subsequent Events (Details) [Line Items]
Common Stock, Shares, Outstanding							2,077,895		1,896,998
Common Stock, Par or Stated Value Per Share | $ / shares							$ 0.01		$ 0.01
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							4,743,700				330,000	5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 2.80	$ 2.80	$ 25.00		$ 25.00
Subsequent Event [Member]
Note 22 - Subsequent Events (Details) [Line Items]
Common Stock, Shares, Outstanding		3,433,711
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.01
Eco Revolution [Member] | Subsequent Event [Member]
Note 22 - Subsequent Events (Details) [Line Items]
Size of Vessel | T			39,000
Hull S414 [Member]
Note 22 - Subsequent Events (Details) [Line Items]
Size of Vessel | T						50,000
Family Trading [Member] | Subsequent Event [Member]
Note 22 - Subsequent Events (Details) [Line Items]
Lease Termination Fee, Assumed by Related Party | $				$ 3,796
Stock Issued During Period, Shares, Transfer of Liabilities				1,355,816
Related Party Transaction, Shares Repurchase Right, Percentage				60.00%
AEGIS Capital Corp [Member]
Note 22 - Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							30,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares												$ 25.00
AEGIS Capital Corp [Member] | Subsequent Event [Member]
Note 22 - Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		30,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 25.00
ABN Bank [Member] | Eco Revolution [Member] | Subsequent Event [Member]
Note 22 - Subsequent Events (Details) [Line Items]
Long-term Line of Credit | $			$ 22,200
Norddeutsche Landesbank Girozentrale Bank [Member] | Hull S414 [Member] | Subsequent Event [Member]
Note 22 - Subsequent Events (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity | $	$ 23,185
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid | $	$ 9,480
Line of Credit Facility, Commitment Fee Percentage	1.00%
Norddeutsche Landesbank Girozentrale Bank [Member] | Debt Instrument, Redemption, Period One [Member] | Hull S414 [Member] | Subsequent Event [Member]
Note 22 - Subsequent Events (Details) [Line Items]
Number of Consecutive Quarterly Installments	12
Line of Credit Facility, Periodic Payment | $	$ 511
Norddeutsche Landesbank Girozentrale Bank [Member] | Debt Instrument, Redemption, Period Two [Member] | Hull S414 [Member] | Subsequent Event [Member]
Note 22 - Subsequent Events (Details) [Line Items]
Number of Consecutive Quarterly Installments	16
Line of Credit Facility, Periodic Payment | $	$ 473
Norddeutsche Landesbank Girozentrale Bank [Member] | London Interbank Offered Rate (LIBOR) [Member] | Hull S414 [Member] | Subsequent Event [Member]
Note 22 - Subsequent Events (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.44%
Follow-on Offering Warrants [Member] | Subsequent Event [Member]
Note 22 - Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		4,743,700
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 2.80
Reverse Stock Split [Member]
Note 22 - Subsequent Events (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio					7
Reverse Stock Split [Member] | Subsequent Event [Member]
Note 22 - Subsequent Events (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio		10